Short-term debt (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Aug. 17, 1998
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding		$ 5,700		$ 5,936
Medium-term notes of Simec [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate					10.50%
Principal amount outstanding		$ 5,700		$ 5,936
Medium-term notes of Simec [Member] | USD [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount outstanding	$ 300		$ 300